INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments
SCHEDULE OF INVESTMENT AT FAIR VALUE

As of December 31, 2025, and 2024, financial assets at fair value consist through profit or loss of:

	As of December 31,
	2025	2024
Investments in YouGo World	$-	$-
Investment in Quantum	14,600	-
Investments in ERL	1,381,666	1,381,666
	$1,396,266	$1,381,666

SCHEDULE OF INVESTMENT IN JOINT VENTURE

As of December 31, 2025, and 2024, investments in joint venture consists of:

	As of December 31,
	2025	2024
Investments in Health 360 Pte Ltd	$-	$366
Investment in Genius City	5,100,000	-
	$5,100,000	$366